NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
SCHEDULE OF NOTES PAYABLE	Total Liability to GE
	March 31, 2022	December 31, 2021
Note payable GE	$1,200,000	$1,200,000
Accrued transition services	972,233	972,233
Accrued Interest	339,823	325,843
Total	$2,512,056	$2,498,076
Total Liability to GE
	December 31, 2021	December 31, 2020
Note payable GE	$1,200,000	$1,200,000
Accrued transition services	972,233	972,233
Accrued Interest	325,843	269,921
Total	$2,498,076	$2,442,154

SCHEDULE OF CONVERTIBLE NOTES	Total due to Convertible Notes
	March 31,2022	December 31, 2021
Total convertible notes	$1,171,818	$1,109,890
Accrued Interest	116,925	110,370
Debt Discount	-	-
Total	$1,288,742	$1,220,260

Total due to Convertible Notes

	December 31, 2021	December 31, 2020
Total convertible notes	$1,109,890	$612,355
Accrued Interest	110,370	99,509
Debt Discount	(26,919)	(170,438)
Total	$1,193,341	$541,426